Accrued Expenses	6 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Accrued Expenses

Note 8 – Accrued Expenses

Accrued expenses consisted of the following at June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018
Accrued payroll	$53,681	$6,327
Accrued withholding taxes	6,232	6,387
Accrued ICA fees and contributions	11,936	8,514
Accrued interest	27,258	12,924
Deferred rent obligations	-	273
	$99,107	$34,425